April 28, 2010

DREYFUS U.S. EQUITY FUND

Supplement to Prospectus
dated April 1, 2010

     The following information supplements and supersedes any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary — Portfolio Management” and” Fund Details — Management”:

     Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. The team is comprised of Walter Scott’s Investment Management Group (IMG). The IMG governs investment policy at Walter Scott and is comprised of all of the firm’s investment directors, senior investment managers, heads of investment operations, and compliance.The IMG directs the firm’s investment activities and its teams of investment managers. Investment decisions for the fund are made collectively by the IMG.

     Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, and Dr. Kenneth J. Lyall are the Primary Members of the IMG. Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995. Mr. Leckie, who is a director of Walter Scott and co-leads the IMG, has been in the firm since 1995. Mr. Macquaker, who also is a director of Walter Scott and co-leads the IMG, joined the firm in 1991. Mr. Nisbet, who is the Deputy Chairman ofWalter Scott, joined the firm in 1993, and Dr. Kenneth J. Lyall, who is the Chairman of Walter Scott, joined the firm in 1983.

6011S0410A

April 28, 2010

GLOBAL STOCK FUND

Supplement to Prospectus
dated April 1, 2010

     The following information supplements and supersedes any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary — Portfolio Management” and” Fund Details — Management”:

     Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. The team is comprised of Walter Scott’s Investment Management Group (IMG). The IMG governs investment policy at Walter Scott and is comprised of all of the firm’s investment directors, senior investment managers, heads of investment operations, and compliance.The IMG directs the firm’s investment activities and its teams of investment managers. Investment decisions for the fund are made collectively by the IMG.

     Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, and Dr. Kenneth J. Lyall are the Primary Members of the IMG. Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995. Mr. Leckie, who is a director of Walter Scott and co-leads the IMG, has been in the firm since 1995. Mr. Macquaker, who also is a director of Walter Scott and co-leads the IMG, joined the firm in 1991. Mr. Nisbet, who is the Deputy Chairman ofWalter Scott, joined the firm in 1993, and Dr. Kenneth J. Lyall, who is the Chairman of Walter Scott, joined the firm in 1983.

6159S0410A

April 28, 2010

INTERNATIONAL STOCK FUND

Supplement to Prospectus
dated April 1, 2010

     The following information supplements and supersedes any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary — Portfolio Management” and” Fund Details — Management”:

     Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. The team is comprised of Walter Scott’s Investment Management Group (IMG). The IMG governs investment policy at Walter Scott and is comprised of all of the firm’s investment directors, senior investment managers, heads of investment operations, and compliance.The IMG directs the firm’s investment activities and its teams of investment managers. Investment decisions for the fund are made collectively by the IMG.

     Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, and Dr. Kenneth J. Lyall are the Primary Members of the IMG. Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995. Mr. Leckie, who is a director of Walter Scott and co-leads the IMG, has been in the firm since 1995. Mr. Macquaker, who also is a director of Walter Scott and co-leads the IMG, joined the firm in 1991. Mr. Nisbet, who is the Deputy Chairman ofWalter Scott, joined the firm in 1993, and Dr. Kenneth J. Lyall, who is the Chairman of Walter Scott, joined the firm in 1983.

6155S0410A

April 28, 2010

STRATEGIC FUNDS, INC.

Dreyfus U.S. Equity Fund
Global Stock Fund
International Stock Fund

Supplement to Statement of Additional Information Dated April 1, 2010

The following information supplements and supersedes any contrary information contained in the section of the Funds’ Statement of Additional Information entitled "Management Arrangements":

     The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon. The following individuals are directors and/or senior officers of the Sub-Adviser: Dr. Kenneth J. Lyall, Chairman; Rodger Nisbet, Deputy Chairman; Jane Henderson, Managing Director; John (Ian) Clark, Director; James Smith, Director, Pamela White, Director, Roy Leckie, Director; Elizabeth Pearston, Director; Alistair Lyon-Dean, Director; Charles Macquaker, Director, Ronald P. O’Hanley, Director; Jonathan Little, Director; Colin Wood, Company Secretary.

     Portfolio Management. The Sub-Adviser provides day-to-day management of each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the supervision of the Manager and the approval of the Company's Board. The Sub-Adviser provides each Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. Investment decisions for the Funds are made by a team of portfolio managers. Walter Scott’s investment policy is governed by the firm’s Investment Management Group (IMG). Jane Henderson, Roy Leckie, Charlie Macquaker, Rodger Nisbet, and Dr. Kenneth J. Lyall are the Primary Members of the IMG. The IMG comprises all of the firm’s investment directors, senior investment managers, heads of investment operations and compliance. The group directs the firm’s investment activities and its teams of investment managers. Investment decisions for the fund are made by the firm’s entire IMG.

     Portfolio Manager Compensation—Sub-Adviser. Walter Scott’s staff are paid competitive base salaries. Everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. In recent years every member of staff has participated. This is the sole source of incentive compensation. Investment, operations, compliance and client service staff are all focused upon the same goals of providing superior performance and service to clients. Success in these challenges drives the firm’s profits and therefore the profit share. For senior staff, the majority of annual compensation is the profit share. An element of this is deferred via a long-term incentive plan, largely invested in a long term global equity fund where Walter Scott is the investment advisor. A smaller element is investment in BNY Mellon stock. Both have a three year deferral period.

     Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the Funds' primary portfolio managers and assets under management in those accounts as of March 31, 2010:

	Registered
	Investment
	Company	Assets	Pooled	Assets	Other	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Jane Henderson	5	$1.3 billion	59	$12.9 billion	102	$19.7 billion
Roy Leckie	5	$1.3 billion	59	$12.9 billion	102	$19.7 billion
Kenneth J. Lyall	5	$1.3 billion	59	$12.9 billion	102	$19.7 billion
Charlie Macquaker	5	$1.3 billion	59	$12.9 billion	102	$19.7 billion
Rodger Nisbet	5	$1.3 billion	59	$12.9 billion	102	$19.7 billion

     Seven of the funds or other accounts managed by the portfolio managers (approximately $2.9 billion in assets) are subject to a performance-based advisory fee.

     The dollar ranges of shares of Global Stock Fund, International Stock Fund and Dreyfus U.S. Equity Fund beneficially owned by the primary portfolio managers are as follows as of March 31, 2010:

		Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned

Jane Henderson	Global Stock Fund	$0
Jane Henderson	International Stock Fund	$0
Jane Henderson	Dreyfus U.S. Equity Fund	$0
Roy Leckie	Global Stock Fund	$0
Roy Leckie	International Stock Fund	$0
Roy Leckie	Dreyfus U.S. Equity Fund	$0
Kenneth J. Lyall	Global Stock Fund	$0
Kenneth J. Lyall	International Stock Fund	$0
Kenneth J. Lyall	Dreyfus U.S. Equity Fund	$0
Charlie Macquaker	Global Stock Fund	$0
Charlie Macquaker	International Stock Fund	$0
Charlie Macquaker	Dreyfus U.S. Equity Fund	$0
Rodger Nisbet	Global Stock Fund	$0
Rodger Nisbet	International Stock Fund	$0
Rodger Nisbet	Dreyfus U.S. Equity Fund	$0